Offerings - Offering: 1	Aug. 17, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Ameren Illinois Company's 5.50% First Mortgage Bonds due 2036
Amount Registered | shares	400,000,000
Maximum Aggregate Offering Price	$ 399,952,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 55,233.37
Offering Note	These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" exhibit in Ameren Illinois Company's Registration Statement on Form S-3 (File No. 333-297949-01), which was filed on August 4, 2026.